Line of Credit - Factor	9 Months Ended
Dec. 31, 2021
Line of Credit - Factor
Line of Credit - Factor

Line of Credit – Factor

In 2015, the Company entered into a Factoring Agreement (the Agreement) with Merchant for the purpose of factoring the Company’s trade accounts receivable and to provide financing secured by finished goods inventory. Under the Agreement the Company may borrow eighty percent (80%) of eligible accounts receivable. Additional funding, characterized by Merchant as an over advance, may be provided up to one hundred percent (100%) of eligible accounts receivable. The over advance portion, if any, may not exceed fifty percent (50%) of eligible inventory up to a maximum of $500,000. Subject to a temporary modification agreement effective on August 11, 2021, and which subsequently expired on November 30, 2021, the over advance portion, if any, may not exceed fifty percent (50%) of eligible inventory up to a maximum of $1,500,000.

The Agreement has been extended and now expires on January 6, 2022, and provides for continuation of the program for successive two year periods until terminated by one of the parties to the Agreement. Subsequent to December 31, 2021, the Company and Merchant have agreed to continue the Agreement on a month-to-month basis pending renewal of the Agreement for another two year period. As of December 31, 2021, the Company had borrowings under the Agreement of approximately $2,357,000, and the Company had availability under the Agreement of approximately $383,000. Advances on factored trade accounts receivable are secured by all of the Company’s trade accounts receivable and inventories, are repaid periodically as collections are made by Merchant but are otherwise due upon demand, and bear interest at the prime commercial rate of interest, as published, plus two percent (Effective rate 5.25% at December 31, 2021). Advances under the factoring agreement are made at the sole discretion of Merchant, based on their assessment of the receivables, inventory and our financial condition at the time of each request for an advance.